Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Line of Credit

Note 11 – Line of Credit

At June 30, 2020 SBG owed $68,000 to a financial institution under a revolving line of credit which is classified within other current liabilities. The line of credit is secured by the assets of SBG is due on demand, and bears interest at variable rates approximately 6.1% at June 30, 2020. Interest expense under the note was approximately $900 during the three months ended June 30, 2020. Interest expense under the note was approximately $2,000 during the six months ended June 30, 2020.

Canfield [Member]
Line of Credit

NOTE 3.  LINE OF CREDIT

At December 31, 2019 and December 31, 2018, the Company owed a bank $69,534 and $66,181, respectively, under a revolving line of credit. The line of credit is secured by all Company assets, is capped at $100,000, is due on demand, and bears interest at variable rates approximating 7% on average. Interest expense under the note totaled $5,410 and $4,327 during the years ended December 31, 2019 and 2018, respectively.  During 2019 and 2018, the Company made net borrowings $3,353 and $3,803, respectively.